Basis of Preparation (Schedule of Impact of Adopting Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Mineral Property, Plant and Equipment	$ 410,132	$ 433,548	$ 395,416	$ 395,205
Accounts Payable and Accruals			3,841	3,630
Convertible Debt		56,984	50,413	49,067
Non-Convertible Debt		178,483	93,081	92,268
Equity Reserves	64,648	62,111	60,295	60,505
Deficit	$ (207,392)	$ (149,489)	$ (134,446)	(132,497)
IFRS 9 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Mineral Property, Plant and Equipment
Accounts Payable and Accruals
Convertible Debt				1,346
Non-Convertible Debt				813
Equity Reserves				(210)
Deficit				(1,949)
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Mineral Property, Plant and Equipment				211
Accounts Payable and Accruals				211
Convertible Debt
Non-Convertible Debt
Equity Reserves
Deficit